Exceptional items (Details) $ in Millions, ₩ in Billions		6 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 KRW (₩)
Disclosure Of Exceptional Items [Line Items]
Operating profit		$ 3,155	$ 3,317
Non-operating items		54	60
Exceptional items before taxation		2,774	3,079
Taxation		(699)	(737)
Profit for the period		2,075	2,342
Attributable to:
Equity shareholders of the parent company		1,935	2,210
Non-controlling interests		140	132
Profit for the period		2,075	2,342
Guinness Nigeria PLC (5)
Disclosure Of Exceptional Items [Line Items]
Non-operating items		114
Attributable to:
Exchange recycled from other comprehensive income		175
Consideration received	$ 64
Windsor business (9)
Disclosure Of Exceptional Items [Line Items]
Non-operating items			53
Attributable to:
Exchange recycled from other comprehensive income			26
Consideration received			152	₩ 206
USL Popular brands (10)
Disclosure Of Exceptional Items [Line Items]
Non-operating items			(4)
Total exceptional items
Disclosure Of Exceptional Items [Line Items]
Operating profit		(217)	(193)
Non-operating items		54	60
Exceptional items before taxation		(271)	(253)
Taxation		32	42
Profit for the period		(239)	(211)
Attributable to:
Equity shareholders of the parent company		(235)	(213)
Non-controlling interests		(4)	2
Profit for the period		(239)	(211)
Distribution model change in France (1)
Disclosure Of Exceptional Items [Line Items]
Other expenses		(145)	0
Supply chain agility programme (2)
Disclosure Of Exceptional Items [Line Items]
Other expenses		$ (72)	(31)
Attributable to:
Spanning programme, period		5 years
Restructuring cash expenditure		$ 13	11
Brand impairment (3)
Disclosure Of Exceptional Items [Line Items]
Brand impairment (3)		0	54
Brand impairment (3) | North America
Disclosure Of Exceptional Items [Line Items]
Profit for the period			(41)
Attributable to:
Profit for the period			(41)
Deferred tax expense (income) recognised in profit or loss			13
Various dispute and litigation matters (4)
Disclosure Of Exceptional Items [Line Items]
Other expenses		0	(108)
Guinness Nigeria PLC (5)
Disclosure Of Exceptional Items [Line Items]
Non-operating items		114	0
Pampero brand (6)
Disclosure Of Exceptional Items [Line Items]
Non-operating items		(53)	0
Safari brand (7)
Disclosure Of Exceptional Items [Line Items]
Non-operating items		(15)	0
Guinness Cameroun S.A. (8)
Disclosure Of Exceptional Items [Line Items]
Non-operating items		8	11
Windsor business (9)
Disclosure Of Exceptional Items [Line Items]
Non-operating items		0	53
USL Popular brands (10)
Disclosure Of Exceptional Items [Line Items]
Non-operating items		0	(4)
Tax on exceptional operating items
Disclosure Of Exceptional Items [Line Items]
Taxation		44	43
Tax on exceptional non-operating items
Disclosure Of Exceptional Items [Line Items]
Taxation		$ (12)	$ (1)